Leases - Maturity analysis of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	£ 1,245	£ 3,497
Future finance income	(63)	(293)
Present value of minimum lease payments receivable	1,182	3,204
Un-guaranteed residual values	225	259
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	535	1,403
Future finance income	(26)	(115)
Present value of minimum lease payments receivable	509	1,288
Un-guaranteed residual values	70	77
One to two years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	312	909
Future finance income	(15)	(76)
Present value of minimum lease payments receivable	297	833
Un-guaranteed residual values	45	53
Two to three years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	215	593
Future finance income	(12)	(49)
Present value of minimum lease payments receivable	203	544
Un-guaranteed residual values	52	45
Three to four years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	107	354
Future finance income	(6)	(28)
Present value of minimum lease payments receivable	101	326
Un-guaranteed residual values	27	43
Four to five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	52	123
Future finance income	(3)	(8)
Present value of minimum lease payments receivable	49	115
Un-guaranteed residual values	18	19
Over five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	24	115
Future finance income	(1)	(17)
Present value of minimum lease payments receivable	23	98
Un-guaranteed residual values	£ 13	£ 22